Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of intangible assets
	Useful Life	December 31, 2021	December 31, 2020
Capitalized internal-use software	3 years	$5,493	$5,374
Work in process		1,481	1,481
Proprietary technology	7 years	6,130	6,130
Customer relationships	15 years	5,960	—
Trade names	15 years	11,820	—
Less: accumulated amortization		(5,760)	(3,710)
Intangible assets, net		$25,124	$9,275

Schedule of amortization expense of intangible assets
2022	$2,648
2023	2,221
2024	2,072
2025	2,061
2026	2,061
Thereafter	12,580
$23,643